29. ADDITIONAL INFORMATION TO CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2017
Additional Information To Cash Flows Tables
Additional information related to statement of cash flows

The following table provides additional information on transactions related to the statement of cash flows:

			Consolidated
	12/31/2017	12/31/2016	12/31/2015
Income tax and social contribution paid	268,847	456,227	134,920
Addition to PP&E with interest capitalization (note 9 and 24)	91,957	215,794	166,366
Acquisition of fixed assets through loans.	4,265	7,437	566,413
Capitalization in subsidiaries without cash	20,264		3,229
	385,333	679,458	870,928